INSURANCE LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	$ 6,878	$ 6,429	$ 5,997
Paid guarantee benefits	(638)	(402)	(451)
Other changes in reserve	795	851	883
Closing Balance	7,035	6,878	6,429
GMDB
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	2,991	1,725	1,612
Paid guarantee benefits	(357)	(313)	(231)
Other changes in reserve	531	1,579	344
Closing Balance	3,165	2,991	1,725
Guaranteed Minimum Death Benefit Reinsurance Ceded [Abstract]
Opening Balance	1,430	833	791
Paid guarantee benefits	(174)	(148)	(114)
Other changes in reserve	302	745	156
Closing Balance	1,558	1,430	833
GMIB
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	3,887	4,704	4,385
Paid guarantee benefits	(281)	(89)	(220)
Other changes in reserve	264	(728)	539
Closing Balance	$ 3,870	$ 3,887	$ 4,704